Accounts Receivable, Net (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended			12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Provisions for doubtful accounts of accounts receivable				$ 19,494
Allowance and reversal of credit losses	$ 856